United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/10

Date of Reporting Period:  Six months ended 4/30/10

Item 1.                      Reports to Stockholders

Federated Muni and Stock Advantage Fund

Established 2003

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.95	$9.46	$12.08	$12.09	$11.10	$10.69
Income From Investment Operations:
Net investment income	0.16	0.34	0.39	0.37	0.38	0.37
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	0.57	0.49	(2.27)	0.20	0.96	0.42
TOTAL FROM INVESTMENT OPERATIONS	0.73	0.83	(1.88)	0.57	1.34	0.79
Less Distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.39)	(0.38)	(0.35)	(0.38)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	—	—	(0.35)	(0.20)	—	—
TOTAL DISTRIBUTIONS	(0.17)	(0.34)	(0.74)	(0.58)	(0.35)	(0.38)
Net Asset Value, End of Period	$10.51	$9.95	$9.46	$12.08	$12.09	$11.10
Total Return[1]	7.36%	9.07%	(16.39)%	4.79%	12.31%	7.49%
Ratios to Average Net Assets:
Net expenses	1.00%[2,3]	1.00%[3]	1.00%[3]	1.00%[3]	1.00%[3]	0.80%[3]
Net investment income	3.19%[2]	3.60%	3.47%	3.12%	3.32%	3.44%
Expense waiver/reimbursement[4]	0.45%[2]	0.47%	0.45%	0.44%	0.45%	0.67%
Supplemental Data:
Net assets, end of period (000 omitted)	$367,810	$384,555	$404,311	$588,344	$465,673	$314,215
Portfolio turnover	24%	80%	87%	72%	42%	9%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.00%, 0.98%, 1.00%, 1.00%, 1.00% and 0.80% for the six months ended April 30, 2010 and for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.94	$9.46	$12.07	$12.09	$11.10	$10.69
Income From Investment Operations:
Net investment income	0.13	0.27	0.30	0.28	0.29	0.27
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	0.57	0.48	(2.25)	0.19	0.97	0.42
TOTAL FROM INVESTMENT OPERATIONS	0.70	0.75	(1.95)	0.47	1.26	0.69
Less Distributions:
Distributions from net investment income	(0.13)	(0.27)	(0.31)	(0.29)	(0.27)	(0.28)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	—	—	(0.35)	(0.20)	—	—
TOTAL DISTRIBUTIONS	(0.13)	(0.27)	(0.66)	(0.49)	(0.27)	(0.28)
Net Asset Value, End of Period	$10.51	$9.94	$9.46	$12.07	$12.09	$11.10
Total Return[1]	7.07%	8.14%	(16.95)%	3.93%	11.48%	6.53%
Ratios to Average Net Assets:
Net expenses	1.75%[2,3]	1.75%[3]	1.75%[3]	1.75%[3]	1.75%[3]	1.70%[3]
Net investment income	2.44%[2]	2.85%	2.72%	2.37%	2.58%	2.56%
Expense waiver/reimbursement[4]	0.45%[2]	0.47%	0.45%	0.44%	0.45%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$54,741	$55,826	$59,324	$81,930	$70,323	$57,182
Portfolio turnover	24%	80%	87%	72%	42%	9%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.75%, 1.73%, 1.75%, 1.75%, 1.75% and 1.70% for the six months ended April 30, 2010 and for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.94	$9.46	$12.07	$12.09	$11.10	$10.68
Income From Investment Operations:
Net investment income	0.12	0.27	0.30	0.28	0.29	0.27
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and swap contracts	0.58	0.48	(2.25)	0.19	0.97	0.43
TOTAL FROM INVESTMENT OPERATIONS	0.70	0.75	(1.95)	0.47	1.26	0.70
Less Distributions:
Distributions from net investment income	(0.13)	(0.27)	(0.31)	(0.29)	(0.27)	(0.28)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	—	—	(0.35)	(0.20)	—	—
TOTAL DISTRIBUTIONS	(0.13)	(0.27)	(0.66)	(0.49)	(0.27)	(0.28)
Net Asset Value, End of Period	$10.51	$9.94	$9.46	$12.07	$12.09	$11.10
Total Return[1]	7.07%	8.15%	(16.95)%	3.94%	11.48%	6.63%
Ratios to Average Net Assets:
Net expenses	1.75%[2,3]	1.75%[3]	1.75%[3]	1.75%[3]	1.75%[3]	1.70%[3]
Net investment income	2.44%[2]	2.86%	2.72%	2.37%	2.57%	2.56%
Expense waiver/reimbursement[4]	0.45%[2]	0.47%	0.45%	0.44%	0.45%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$109,701	$113,830	$122,165	$181,358	$122,419	$79,891
Portfolio turnover	24%	80%	87%	72%	42%	9%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.75%, 1.73%, 1.75%, 1.75%, 1.75% and 1.70% for the six months ended April 30, 2010 and for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,		Period Ended 10/31/2007[1]
		2009	2008
Net Asset Value, Beginning of Period	$9.95	$9.46	$12.08	$12.27
Income From Investment Operations:
Net investment income	0.16	0.35	0.39	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.57	0.49	(2.26)	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	0.73	0.84	(1.87)	(0.04)
Less Distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.40)	(0.15)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.35)	—
TOTAL DISTRIBUTIONS	(0.17)	(0.35)	(0.75)	(0.15)
Net Asset Value, End of Period	$10.51	$9.95	$9.46	$12.08
Total Return[2]	7.38%	9.20%	(16.32)%	(0.31)%
Ratios to Average Net Assets:
Net expenses	0.97%[3,4]	0.89%[4]	0.92%[4]	0.96%[3,4]
Net investment income	3.22%[3]	3.70%	3.58%	3.16%[3]
Expense waiver/reimbursement[5]	0.45%[3]	0.47%	0.45%	0.44%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$17,845	$16,032	$13,588	$10,589
Portfolio turnover	24%	80%	87%	72%[6]
1	Reflects operations for the period from May 31, 2007 (date of initial public investment) to October 31, 2007.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.97%, 0.87%, 0.92% and 0.96% for the six months ended April 30, 2010, for the years ended October 31, 2009 and 2008 and for the period ended October 31, 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,073.60	$5.14
Class B Shares	$1,000	$1,070.70	$8.98
Class C Shares	$1,000	$1,070.70	$8.98
Class F Shares	$1,000	$1,073.80	$4.99
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.84	$5.01
Class B Shares	$1,000	$1,016.12	$8.75
Class C Shares	$1,000	$1,016.12	$8.75
Class F Shares	$1,000	$1,019.98	$4.86
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%
Class F Shares	0.97%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2010, the Fund's portfolio composition1 was as follows:

Sector	Percentage of Total Net Assets
Tax-Exempt, Fixed Income Securities	55.5%
Equity Securities	41.7%
Cash Equivalents[2]	1.6%
Other Assets and Liabilities — Net[3]	1.2%
TOTAL	100.0%

At April 30, 2010, the Fund's sector composition4 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	20.8%
Energy	15.8%
Consumer Discretionary	12.4%
Industrials	12.4%
Health Care	9.7%
Information Technology	9.6%
Telecommunication Services	6.5%
Consumer Staples	6.1%
Materials	4.0%
Utilities	2.7%
TOTAL	100.0%
Semi-Annual Shareholder Report

At April 30, 2010, the Fund's sector composition5for its tax-exempt securities was as follows:
Sector Composition	Percentage of Municipal Securities
Transportation	11.7%
General Obligation — State	11.1%
General Obligation — Local	11.0%
Special Tax	10.5%
Hospital	9.8%
Public Power	8.1%
Water and Sewer	7.6%
Industrial Revenue	7.4%
Education	6.6%
Pre-refunded	6.1%
Other Securities[6]	10.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in tax-exempt, variable rate instruments.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
5	Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third party including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
6	For purposes of this table, sector classifications constitute 89.9% of the Fund's total investments in tax-exempt securities. Remaining tax-exempt security sectors have been aggregated under the designation “Other Securities.”
Semi-Annual Shareholder Report

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount or Shares		Value
	COMMON STOCKS – 41.7%
	Consumer Discretionary – 5.2%
19,715	Bob Evans Farms, Inc.	609,785
217,725	Comcast Corp., Class A	4,297,891
161,925	Cooper Tire & Rubber Co.	3,436,049
40,595	Corus Entertainment Inc., Class B	825,296
82,050	Foot Locker, Inc.	1,259,468
33,270	Garmin Ltd.	1,243,633
43,585	Genuine Parts Co.	1,865,438
135,970	Home Depot, Inc.	4,792,942
84,265	Intercontinental Hotels Group Sponsored ADR	1,482,221
21,050	Johnson Controls, Inc.	707,070
57,165	Leggett and Platt, Inc.	1,402,257
56,935	Meredith Corp.	2,045,675
32,380	Omnicom Group, Inc.	1,381,331
16,890	Penney (J.C.) Co., Inc.	492,681
13,365	Time Warner Cable, Inc.	751,781
100,935	Volkswagen AG - ADR	1,922,812
	TOTAL	28,516,330
	Consumer Staples – 2.5%
125,865	Archer-Daniels-Midland Co.	3,516,668
19,780	Kimberly-Clark Corp.	1,211,723
27,515	Molson Coors Brewing Co., Class B	1,220,565
25,020	Philip Morris International, Inc.	1,227,982
49,495	Procter & Gamble Co.	3,076,609
67,935	Wal-Mart Stores, Inc.	3,644,713
	TOTAL	13,898,260
	Energy – 6.6%
113,410	BP PLC, ADR	5,914,331
105,575	Chevron Corp.	8,598,028
122,345	ConocoPhillips	7,241,601
40,590	ENI SpA, ADR	1,804,226
55,590	EnCana Corp.	1,838,361
8,545	Exxon Mobil Corp.	579,778
36,955	Santos Ltd. - ADR	1,871,771
41,560	Ship Finance International LTD	822,888
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
51,745		Tenaris SA, ADR	2,101,364
81,485		Total SA, ADR	4,431,154
14,420	[1]	Transocean Ltd.	1,044,729
		TOTAL	36,248,231
		Financials – 8.7%
69,860		Ace, Ltd.	3,715,853
76,770		American Express Co.	3,540,632
43,315		American Financial Group Inc., Ohio	1,274,760
70,335		Assurant, Inc.	2,562,304
19,710		Axis Capital Holdings Ltd.	614,361
434,170		Bank of America Corp.	7,741,251
2,730		Blackrock, Inc.	502,320
49,705		Chubb Corp.	2,627,903
314,015	[1]	Citigroup, Inc.	1,372,246
24,205		Credit Suisse Group ADR	1,106,169
138,365		J.P. Morgan Chase & Co.	5,891,582
100,980		Morgan Stanley	3,051,616
24,685		PNC Financial Services Group	1,659,079
16,345		PartnerRe Ltd.	1,268,045
59,100		The Travelers Cos, Inc.	2,998,734
27,570		Validus Holdings Ltd.	704,965
128,370		Wells Fargo & Co.	4,250,331
154,660		XL Capital Ltd., Class A	2,752,948
		TOTAL	47,635,099
		Health Care – 4.0%
12,055		Abbott Laboratories	616,734
24,945		Bayer AG, ADR	1,551,579
47,550		Bristol-Myers Squibb Co.	1,202,540
70,600		Cardinal Health, Inc.	2,449,114
102,005		Johnson & Johnson	6,558,921
34,425		Lilly (Eli) & Co.	1,203,842
69,105		Merck & Co., Inc.	2,421,439
259,680		PDL BioPharma, Inc.	1,511,338
250,345		Pfizer, Inc.	4,185,768
15,255		Sanofi-Aventis, ADR	520,348
		TOTAL	22,221,623
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Industrials – 5.2%
29,815	Cooper Industries PLC	1,463,917
20,680	Deere & Co.	1,237,078
39,125	Dover Corp.	2,043,107
30,445	General Dynamics Corp.	2,324,780
645,590	General Electric Co.	12,175,827
14,800	Honeywell International, Inc.	702,556
19,365	Parker-Hannifin Corp.	1,339,671
79,770	Tyco International Ltd.	3,094,278
30,435	United Parcel Service, Inc.	2,104,276
26,070	United Technologies Corp.	1,953,947
	TOTAL	28,439,437
	Information Technology – 4.0%
48,865	Harris Corp.	2,515,570
52,695	International Business Machines Corp.	6,797,655
40,890	Linear Technology Corp.	1,229,153
228,430	Microsoft Corp.	6,976,252
104,730	Nokia Oyj, ADR, Class A	1,273,517
52,175	Texas Instruments, Inc.	1,357,072
177,720	Xerox Corp.	1,937,148
	TOTAL	22,086,367
	Materials – 1.7%
15,620	BHP Billiton LTD — SPON ADR	1,136,980
40,175	PPG Industries, Inc.	2,827,115
86,720	Rio Tinto PLC, ADR	4,410,579
21,920	Sonoco Products Co.	726,209
	TOTAL	9,100,883
	Telecommunication Services – 2.7%
208,180	AT&T, Inc.	5,425,171
80,755	BCE, Inc.	2,430,725
22,670	CenturyTel, Inc.	773,274
52,865	France Telecommunications, ADR	1,163,030
188,325	Qwest Communications International, Inc.	984,940
35,045	TELUS Corp.	1,237,439
133,525	Vodafone Group PLC, ADR	2,964,255
	TOTAL	14,978,834
	Utilities – 1.1%
88,815	CMS Energy Corp.	1,444,132
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
64,000	E.On AG, ADR	2,364,160
19,420	PPL Corp.	480,839
56,605	Public Service Enterprises Group, Inc.	1,818,719
	TOTAL	6,107,850
	TOTAL COMMON STOCKS (IDENTIFIED COST $201,471,402)	229,232,914
	MUNICIPAL BONDS – 55.5%
	Alabama – 0.4%
$1,050,000	Courtland, AL IDB, (International Paper Co.), PCR Refunding Bonds (Series 2005A), 5.000%, 06/01/2025	963,280
1,370,000	Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,347,231
	TOTAL	2,310,511
	Alaska – 0.2%
1,000,000	Alaska Municipal Bond Bank, Revenue Bonds, 5.250%, (National Public Finance Guarantee Corporation INS), 12/01/2022	1,057,620
	Arizona – 1.4%
5,525,000	Phoenix, AZ Civic Improvement Corp. - Excise Tax, Excise Tax Revenue Bonds, 5.000%, (FGIC INS, National Public Finance Guarantee Corporation INS), 07/01/2030	5,627,820
2,000,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.000%, 01/01/2028	2,145,880
	TOTAL	7,773,700
	Arkansas – 0.2%
1,000,000	Independence County, AR, (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2005), 5.000%, 01/01/2021	1,000,650
	California – 5.7%
570,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	615,418
100,000	California Infrastructure & Economic Development Bank, (Walt Disney Family Museum), Revenue Bonds (Series 2008), 5.000%, 02/01/2023	104,634
400,000	California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2008H), 5.000%, (Assured Guaranty Municipal Corp. INS), 05/01/2022	439,016
4,265,000	California State, (California State Fiscal Recovery Fund), Refunding Economic Recovery Bonds (Series 2009A), 5.000%, 07/01/2018	4,822,691
300,000	California State, Refunding UT GO Bonds, 5.000%, 12/01/2017	329,568
3,000,000	California State, UT GO Bonds, 5.000%, 11/01/2022	3,124,860
3,000,000	California State, Various Purpose UT GO Bonds, 5.250%, 10/01/2020	3,302,190
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,100,000		California State, Various Purpose UT GO Bonds, 5.500%, 03/01/2026	1,160,005
3,000,000		California State, Various Purpose UT GO Bonds, 6.000%, 04/01/2038	3,265,410
100,000		California Statewide Communities Development Authority, (Daughters of Charity Health System), Revenue Bonds (Series 2005A), 5.250%, 07/01/2035	88,195
100,000		California Statewide Communities Development Authority, (Front Porch at Walnut Village), Revenue Bonds (Series 2007A), 5.125%, 04/01/2037	87,779
300,000		Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COP (Series 2008H), 5.000%, 07/01/2026	317,499
300,000		Los Angeles, CA Community College District, GO Bonds (2001 Election 2008 Series E-1), 5.000%, 08/01/2033	306,900
1,390,000		Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.000%, 01/01/2034	1,414,464
200,000	[2]	Regents of the University of California Medical Center, LIBOR Floating Rate Index Bonds (Series 2007C-2), (National Public Finance Guarantee Corporation INS), 0.908%, 5/15/2043	127,890
150,000		Regents of University of California, General Revenue Bonds (Series 2008L), 5.000%, 05/15/2025	161,884
5,000,000		Regents of University of California, General Revenue Bonds (Series 2009O), 5.750%, 05/15/2029	5,666,450
50,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.000%, (GTD by Merrill Lynch & Co., Inc.), 02/15/2028	46,591
3,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.000%, 05/01/2039	3,290,520
1,000,000		Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS), 11/01/2026	1,032,140
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue COP (Series 2004A), 5.250%, (National Public Finance Guarantee Corporation INS), 09/01/2023	1,560,805
		TOTAL	31,264,909
		Colorado – 1.6%
1,500,000		Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project), Refunding Revenue Bonds, 5.250%, (Syncora Guarantee, Inc. INS), 08/15/2019	1,546,905
710,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2004A), 5.250%, 06/01/2034	670,162
495,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2005), 5.250%, 06/01/2023	500,628
430,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.500%, (United States Treasury and Agency PRF 11/1/2018@100), 11/01/2027	508,772
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$1,160,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.500%, 11/01/2027	1,237,824
1,250,000	Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, (United States Treasury PRF 12/1/2013@102), 12/01/2034	1,482,850
1,695,000	Denver (City & County), CO, (Denver, CO City & County Department of Aviation), Airport System Revenue Bonds (Series 2010A), 5.000%, 11/15/2022	1,825,074
1,000,000	Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	1,201,420
	TOTAL	8,973,635
	District of Columbia – 1.1%
5,000,000	District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (Assured Guaranty Municipal Corp. INS), 06/01/2025	5,237,250
1,000,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 07/01/2032	1,061,130
	TOTAL	6,298,380
	Florida – 3.3%
1,265,000	Broward County, FL Airport System, Airport System Revenue Refunding Bonds (Series 2009O), 5.375%, 10/01/2029	1,317,599
630,000	East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	514,452
3,000,000	Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (National Public Finance Guarantee Corporation INS), 05/01/2027	3,051,300
1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,155,066
355,000	Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	317,075
5,000,000	Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2009A), 5.250%, 10/01/2039	5,360,100
3,000,000	Palm Beach County, FL, Public Improvement Revenue Bonds (Series 2008-2), 5.375%, 11/01/2028	3,240,960
1,675,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,230,790
1,500,000	Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance, Inc. INS), 10/15/2025	1,437,615
480,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	440,333
	TOTAL	18,065,290
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Georgia – 2.0%
$5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625%, 01/01/2028	5,582,250
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.250%, 11/01/2034	3,271,440
615,000	Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	564,189
1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), Revenue Anticipation Certificates (Series 2009), 5.000%, 11/15/2024	1,562,355
	TOTAL	10,980,234
	Guam – 0.1%
565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, 12/01/2029	575,656
	Hawaii – 1.1%
4,500,000	Hawaii State Airport System, Revenue Bonds (Series 2010A), 5.000%, 07/01/2039	4,475,745
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.500%, 07/01/2039	1,347,363
	TOTAL	5,823,108
	Illinois – 1.2%
2,615,000	Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (Assured Guaranty Municipal Corp. INS), 07/01/2017	2,850,533
1,180,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (National Public Finance Guarantee Corporation INS), 01/01/2026	1,220,792
415,000	DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	315,998
1,000,000	Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	796,870
875,000	Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	768,512
625,000	Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	506,669
	TOTAL	6,459,374
	Indiana – 0.8%
2,500,000	Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,321,025
2,500,000	St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	1,914,250
	TOTAL	4,235,275
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Iowa – 0.2%
$2,035,000	Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.500%, 11/15/2037	1,334,044
	Kansas – 0.5%
2,605,000	Kansas State Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.000%, 11/15/2029	2,645,820
	Louisiana – 0.2%
1,000,000	St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/01/2013	996,540
	Maryland – 0.2%
925,000	Maryland State Economic Development Corp., (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.750%, 06/01/2035	944,823
500,000	Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	474,025
	TOTAL	1,418,848
	Massachusetts – 1.6%
5,000,000	Massachusetts Bay Transportation Authority General Transportation System, Assessment Bonds (Series 2008A), 5.250%, 07/01/2034	5,406,300
3,195,000	Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.000%, 10/01/2025	3,378,361
	TOTAL	8,784,661
	Michigan – 0.9%
4,370,000	Detroit, MI, UT GO Bonds (Series 2008-A), 5.000%, (Assured Guaranty Corp. INS), 04/01/2024	4,167,363
1,000,000	Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,073,990
	TOTAL	5,241,353
	Missouri – 0.7%
1,500,000	Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, 12/01/2019	1,531,965
2,000,000	Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 05/15/2018	2,093,660
	TOTAL	3,625,625
	Nevada – 1.2%
3,585,000	Clark County, NV School District, LT GO School Bonds (2007C), 5.000%, 06/15/2025	3,741,772
495,000	Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	336,437
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,094,400
245,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.100%, 03/01/2022	100,469
580,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.125%, 03/01/2025	237,829
		TOTAL	6,510,907
		New Jersey – 0.8%
1,000,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds (Series 2004A), 4.800%, 11/01/2013	1,033,470
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Treasury PRF 6/1/2013@100), 06/01/2041	3,586,678
		TOTAL	4,620,148
		New Mexico – 0.5%
2,000,000		Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.250%, 07/01/2034	2,163,080
500,000	[3,4]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	523,770
		TOTAL	2,686,850
		New York – 5.2%
200,000		Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 09/01/2022	205,800
4,000,000	[2]	New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 2.963%, 3/1/2021	3,190,120
665,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2009A), 5.750%, 06/15/2040	752,407
5,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Series Fiscal 2009EE), 5.250%, 06/15/2040	5,370,750
2,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2009 S-5), 5.000%, 01/15/2031	2,065,440
920,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.250%, (AMBAC INS), 08/01/2022	983,664
80,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.250%, (United States Treasury PRF 8/1/2012@100), 08/01/2022	87,950
40,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, 06/01/2023	43,516
350,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series D), 5.250%, 10/15/2020	381,150
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$2,215,000	New York City, NY, UT GO Bonds (Fiscal 2006 Series E-1), 5.000%, 08/01/2023	2,339,284
5,000,000	New York City, NY, UT GO Bonds (Series 2009E-1), 5.250%, 10/15/2017	5,752,900
500,000	Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2003A-1), 5.500%, 06/01/2018	533,115
900,000	Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2018	965,043
500,000	Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2022	538,935
5,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.000%, 11/15/2029	5,358,650
	TOTAL	28,568,724
	North Carolina – 2.6%
6,500,000	Johnston Memorial Hospital Authority, NC, (Johnston Memorial Hospital), FHA Insured Mortgage Revenue Bonds (Series 2008), 5.250%, (Assured Guaranty Municipal Corp. INS), 10/01/2024	6,883,695
2,750,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009C), 5.000%, 01/01/2026	2,853,648
1,000,000	North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/01/2034	992,200
2,000,000	North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,545,680
625,000	North Carolina Municipal Power Agency No. 1, Electric Revenue Refunding Bonds (Series 2009A), 5.000%, 01/01/2030	639,525
1,535,000	North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.250%, 01/01/2020	1,687,149
	TOTAL	14,601,897
	Ohio – 2.3%
2,850,000	American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.000%, 02/15/2016	3,160,108
3,680,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.500%, 06/01/2047	3,019,955
2,545,000	Ohio State Air Quality Development Authority, (FirstEnergy Solutions Corp.), 5.700%, 08/01/2020	2,696,809
1,000,000	Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,045,780
1,000,000	Ohio State Higher Educational Facility Commission, (Mount Union College), Revenue Bonds, 5.250%, 10/01/2026	1,041,380
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$715,000	Ohio State Higher Educational Facility Commission, (Summa Health System), Hospital Facilities Revenue Bonds (Series 2010), 5.750%, 11/15/2040	700,872
375,000	Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	347,783
400,000	Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	454,804
	TOTAL	12,467,491
	Pennsylvania – 3.2%
300,000	Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	300,336
1,300,000	Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,310,595
1,000,000	Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.500%, 05/01/2017	1,056,520
4,120,000	Montgomery County, PA Higher Education & Health Authority Hospital, (Dickinson College), Revenue Bonds (Series 2006FF1), 5.000%, (CIFG Assurance NA INS), 05/01/2028	4,233,836
250,000	Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (Radian Asset Assurance, Inc. INS), 11/01/2026	251,195
500,000	Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (Radian Asset Assurance, Inc. INS), 11/01/2022	506,820
500,000	Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System Revenue Bonds (Series A), 6.250%, (United States Treasury PRF 1/15/2011@101), 01/15/2018	525,500
1,000,000	Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds (Series 2001A), 6.000%, (United States Treasury PRF 1/15/2011@101), 01/15/2022	1,049,230
500,000	Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds, (Series A), 6.000%, (United States Treasury PRF 1/15/2011@101), 01/15/2031	524,615
3,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.500%, 12/01/2041	3,136,230
500,000	Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	418,085
4,000,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.250%, 01/01/2032	4,152,040
	TOTAL	17,465,002
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Puerto Rico – 0.6%
$3,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate Series 2009A), 6.000%, 08/01/2042	3,245,190
	South Carolina – 1.1%
2,200,000	Georgetown County, SC Environmental Improvements, (International Paper Co.), Refunding Revenue Bonds, 5.700%, 04/01/2014	2,385,834
725,000	Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	565,935
60,000	South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs, Series 2002A, 5.500%, (United States Treasury PRF 11/15/2012@100), 11/15/2023	66,591
325,000	South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, (United States Treasury PRF 11/15/2012@100), 11/15/2030	361,715
2,500,000	South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.500%, 01/01/2038	2,722,600
	TOTAL	6,102,675
	South Dakota – 0.7%
4,020,000	Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.500%, 06/01/2032	4,023,015
	Texas – 7.0%
1,545,000	Bexar County, Health Facilities Development Corp., (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	1,349,326
5,000,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, 5.250%, 12/01/2038	5,363,800
1,000,000	Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	1,001,260
3,570,000	Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.250%, 12/01/2016	3,976,730
1,000,000	Harris County, TX, Refunding Sr. Lien Toll Road Revenue Bonds, 5.000%, (National Public Finance Guarantee Corporation INS), 08/15/2027	1,044,840
1,250,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.000%, 07/01/2019	1,391,563
7,025,000	LaVernia, TX ISD, Refunding School Building UT GO Bonds, 5.000%, (GTD by PSFG), 08/15/2037	7,312,744
2,000,000	Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Refunding Revenue Bonds (Series 2008), 5.250%, (Berkshire Hathaway Assurance Corp. INS), 05/15/2028	2,134,980
1,000,000	Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Refunding Revenue Bonds (Series 2008), 5.750%, 05/15/2023	1,082,630
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$1,000,000	Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2003C), 5.250%, (AMBAC INS), 05/15/2018	1,086,330
500,000	North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), 5.250%, (AMBAC INS), 08/15/2022	516,315
500,000	Sabine River Authority, TX, (Southwestern Electric Power Co.), PCR Refunding Bonds (Series 2006), 4.950%, (National Public Finance Guarantee Corporation INS), 03/01/2018	521,095
250,000	Sabine River Authority, TX, (Texas Competitive Electric Holdings Co. LLC), PCR Refunding Bonds (Series 2003B), 6.150%, 08/01/2022	150,330
2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	1,685,280
3,880,000	Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.300%, 07/01/2034	3,989,649
5,675,000	Texas State, Water Financial Assistance UT GO Bonds (Series 2004C&D), 5.000%, 08/01/2027	5,955,685
	TOTAL	38,562,557
	Virginia – 1.2%
4,485,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Agency PRF 6/1/2015@100), 06/01/2037	5,228,927
1,170,000	Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,199,414
	TOTAL	6,428,341
	Washington – 2.1%
1,160,000	Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 07/01/2023	1,179,221
3,650,000	Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.000%, (Assured Guaranty Municipal Corp. INS), 12/01/2030	3,820,273
1,000,000	Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), UT GO Bonds (Series 2004), 5.500%, (National Public Finance Guarantee Corporation INS), 12/01/2023	1,055,900
5,000,000	Washington State Health Care Facilities Authority, (Highline Medical Center), FHA Insured Mortgage Revenue Bonds (Series 2008), 6.250%, (FHA INS), 08/01/2036	5,386,400
	TOTAL	11,441,794
	West Virginia – 0.7%
1,000,000	Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	872,290
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$2,900,000	Pleasants County, WV County Commission, (Allegheny Energy Supply Company LLC), PCR Revenue Refunding Bonds (Series 2007F), 5.250%, 10/15/2037	2,805,779
	TOTAL	3,678,069
	Wisconsin – 2.4%
2,780,000	Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125%, (United States Treasury and Agency PRF), 06/01/2027	2,975,156
4,665,000	Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.750%, 05/01/2033	5,089,142
5,000,000	Wisconsin State, UT GO Bonds (Series 2003C), 5.000%, 05/01/2024	5,268,900
	TOTAL	13,333,198
	Wyoming – 0.5%
2,800,000	Sweetwater County, WY PCRB, (Idaho Power Co.), PCR Refunding Bonds (Series 2006), 5.250%, 07/15/2026	2,960,272
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $299,077,641)	305,561,363
	SHORT-TERM MUNICIPALS – 1.6%;5
	Michigan – 0.2%
800,000	Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.), (Bank of America N.A. LOC), 0.300%, 5/6/2010	800,000
	Pennsylvania – 0.4%
2,100,000	Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center), (Citizens Bank of Pennsylvania LOC), 0.450%, 5/3/2010	2,100,000
	New York – 0.2%
1,000,000	New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC), (Bank of America, N.A. (50% LOC) and Citibank, N.A. (50% LOC)), 0.240%, 5/3/2010	1,000,000
	Ohio – 0.2%
1,200,000	Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle), (Key Bank, N.A. LOC), 0.350%, 5/3/2010	1,200,000
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Florida – 0.6%
$3,500,000	Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group), (SunTrust Bank LOC), 0.370%, 5/3/2010	3,500,000
	TOTAL SHORT-TERM MUNICIPALS (AT COST)	8,600,000
	TOTAL INVESTMENTS — 98.8% (IDENTIFIED COST $509,149,043)[6]	543,394,277
	OTHER ASSETS AND LIABILITIES - NET — 1.2%[7]	6,702,205
	TOTAL NET ASSETS — 100%	$550,096,482

At April 30, 2010, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	Non-income producing security.
2	Denotes variable rate and floating rate obligations for which the current rate is shown.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $523,770, which represented 0.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $523,770, which represented 0.1% of total net assets.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	The cost of investments for federal tax purposes amounts to $509,132,358.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$171,394,418	$ —	$ —	$171,394,418
International	57,838,496	—	—	57,838,496
Debt Securities:
Municipal Bonds	—	305,561,363	—	305,561,363
Short-Term Municipals	—	8,600,000	—	8,600,000
TOTAL SECURITIES	$229,232,914	$314,161,363	$ —	$543,394,277

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
AMBAC	— American Municipal Bond Assurance Corporation
COP	— Certificate of Participation
EDA	— Economic Development Authority
EDRBs	— Economic Development Revenue Bonds
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LID	— Local Improvement District
LO	— Limited Obligation
LOC	— Letter of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
SID	— Special Improvement District
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at value (identified cost $509,149,043)		$543,394,277
Cash		2,336,566
Income receivable		5,404,769
Receivable for investments sold		8,871,569
Receivable for shares sold		482,724
TOTAL ASSETS		560,489,905
Liabilities:
Payable for investments purchased	$7,977,109
Payable for shares redeemed	1,915,776
Payable for Directors'/Trustees' fees	745
Payable for distribution services fee (Note 5)	102,386
Payable for shareholder services fee (Note 5)	255,078
Accrued expenses	142,329
TOTAL LIABILITIES		10,393,423
Net assets for 52,341,294 shares outstanding		$550,096,482
Net Assets Consist of:
Paid-in capital		$612,046,664
Net unrealized appreciation of investments		34,245,234
Accumulated net realized loss on investments, foreign currency transactions, futures contracts and swap contracts		(96,554,818)
Undistributed net investment income		359,402
TOTAL NET ASSETS		$550,096,482
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($367,810,097 ÷ 34,991,522 shares outstanding), no par value, unlimited shares authorized	$10.51
Offering price per share (100/94.50 of $10.51)	$11.12
Redemption proceeds per share	$10.51
Class B Shares:
Net asset value per share ($54,740,891 ÷ 5,210,286 shares outstanding), no par value, unlimited shares authorized	$10.51
Offering price per share	$10.51
Redemption proceeds per share (94.50/100 of $10.51)	$9.93
Class C Shares:
Net asset value per share ($109,700,856 ÷ 10,441,821 shares outstanding), no par value, unlimited shares authorized	$10.51
Offering price per share	$10.51
Redemption proceeds per share (99.00/100 of $10.51)	$10.40
Class F Shares:
Net asset value per share ($17,844,638 ÷ 1,697,665 shares outstanding), no par value, unlimited shares authorized	$10.51
Offering price per share (100/99.00 of $10.51)	$10.62
Redemption proceeds per share (99.00/100 of $10.51)	$10.40

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest		$7,801,783
Dividends (net of foreign taxes withheld of $47,328)		3,869,140
TOTAL INCOME		11,670,923
Expenses:
Investment adviser fee (Note 5)	$2,783,681
Administrative personnel and services fee (Note 5)	216,660
Custodian fees	13,050
Transfer and dividend disbursing agent fees and expenses	187,470
Directors'/Trustees' fees	1,414
Auditing fees	11,911
Legal fees	3,485
Portfolio accounting fees	81,819
Distribution services fee — Class B Shares (Note 5)	206,305
Distribution services fee — Class C Shares (Note 5)	417,107
Shareholder services fee — Class A Shares (Note 5)	462,943
Shareholder services fee — Class B Shares (Note 5)	68,778
Shareholder services fee — Class C Shares (Note 5)	139,035
Shareholder services fee — Class F Shares (Note 5)	17,652
Account administration fee — Class A Shares	559
Share registration costs	25,313
Printing and postage	25,688
Insurance premiums	2,768
Miscellaneous	4,070
TOTAL EXPENSES	4,669,708
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(1,251,125)
Waiver of administrative personnel and services fee (Note 5)	(4,822)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(3,684)
TOTAL WAIVERS AND EXPENSE REDUCTION		$(1,259,631)
Net expenses			$3,410,077
Net investment income			8,260,846
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			11,543,217
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			19,915,720
Net realized and unrealized gain on investments and foreign currency transactions			31,458,937
Change in net assets resulting from operations			$39,719,783

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,260,846	$19,044,487
Net realized gain (loss) on investments and foreign currency transactions	11,543,217	(65,371,234)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	19,915,720	92,700,829
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,719,783	46,374,082
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,108,026)	(13,713,590)
Class B Shares	(694,780)	(1,588,579)
Class C Shares	(1,403,296)	(3,247,895)
Class F Shares	(278,661)	(540,576)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,484,763)	(19,090,640)
Share Transactions:
Proceeds from sale of shares	27,506,356	84,433,383
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Stock and California Muni Fund	—	7,529,084
Net asset value of shares issued to shareholders in payment of distributions declared	7,313,712	16,339,448
Cost of shares redeemed	(86,201,585)	(164,730,604)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(51,381,517)	(56,428,689)
Change in net assets	(20,146,497)	(29,145,247)
Net Assets:
Beginning of period	570,242,979	599,388,226
End of period (including undistributed net investment income of $359,402 and $583,319, respectively)	$550,096,482	$570,242,979

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide tax-advantaged income with a secondary objective of capital appreciation.

On March 27, 2009, the Fund received assets from Federated Stock and California Muni Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Federated Stock and California Muni Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
838,385	$7,529,084	$(849,128)	$535,404,080	$542,933,164
1	Unrealized Depreciation is included in the Federated Stock and California Muni Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability Semi-Annual Shareholder Report of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2010, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(957)
Semi-Annual Shareholder Report

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,908,330	$19,565,870	6,502,043	$60,323,072
Shares issued in connection with the tax-free transfer of assets from Federated Stock and California Muni Fund	—	—	619,367	5,562,217
Shares issued to shareholders in payment of distributions declared	532,150	5,462,948	1,323,899	12,347,962
Shares redeemed	(6,115,601)	(62,770,690)	(12,498,238)	(116,701,747)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,675,121)	$(37,741,872)	(4,052,929)	$(38,468,496)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	165,789	$1,700,711	522,738	$4,874,981
Shares issued to shareholders in payment of distributions declared	58,002	595,040	140,608	1,309,193
Shares redeemed	(629,501)	(6,466,027)	(1,318,448)	(12,319,932)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(405,710)	$(4,170,276)	(655,102)	$(6,135,758)
	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	400,350	$4,109,163	1,612,662	$15,048,979
Shares issued in connection with the tax-free transfer of assets from Federated Stock and California Muni Fund	—	—	219,018	1,966,867
Shares issued to shareholders in payment of distributions declared	95,837	983,170	232,301	2,162,734
Shares redeemed	(1,505,827)	(15,448,231)	(3,527,262)	(32,649,128)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,009,640)	$(10,355,898)	(1,463,281)	$(13,470,548)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2010		Year Ended 10/31/2009
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	206,748	$2,130,612	447,149	$4,186,351
Shares issued to shareholders in payment of distributions declared	26,543	272,554	55,609	519,559
Shares redeemed	(147,676)	(1,516,637)	(326,444)	(3,059,797)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	85,615	$886,529	176,314	$1,646,113
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(5,004,856)	$(51,381,517)	(5,994,998)	$(56,428,689)

4. FEDERAL TAX INFORMATION

At April 30, 2010, the cost of investments for federal tax purposes was $509,132,358. The net unrealized appreciation of investments for federal tax purposes was $34,261,919. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $45,815,108 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,553,189.

At October 31, 2009, the Fund had a capital loss carryforward of $106,792,665 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$136,753
2015	$759,500
2016	$37,853,113
2017	$68,043,299

As a result of the tax-free transfer of assets from Federated Stock and California Muni Fund, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $1,251,125 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2010 the Sub-Adviser earned a fee of $393,800.

Semi-Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,822 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2010, FSC retained $34,181 of fees paid by the Fund. For the six months ended April 30, 2010, the Fund's Class A Shares did not incur a distribution services fee, however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2010, FSC retained $45,244 in sales charges from the sale of Class A Shares. FSC also retained $5,958 of CDSC relating to redemptions of Class A Shares, $1,097 relating to redemptions of Class C Shares and $2,458 relating to redemptions of Class F Shares.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2010, FSSC received $1,788 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $120,592,886 and $114,761,052, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75%, 1.75% and 1.00% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2010, the Fund's expenses were reduced by $3,684 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2010, were as follows:

Purchases	$132,014,524
Sales	$180,915,589
Semi-Annual Shareholder Report

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

Federated Muni and Stock Advantage Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Muni and Stock Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C837
Cusip 31420C829
Cusip 31420C811
Cusip 31420C720

30216 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	June 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2010